TAXATION	12 Months Ended
Dec. 31, 2016
TAXATION [Abstract]
TAXATION
18. TAXATION

a.	Value added tax (“VAT”)

The PRC government implemented a value-added tax reform pilot program, which replaced the business tax with VAT on selected sectors including but not limited to education in Shanghai effective January 1, 2012, in Beijing effective September 1, 2012, in Tianjin effective December 1, 2012. In August 2013, the pilot program was expanded nationwide in certain industries. Since May 2016, the change from business tax to VAT are expanded to all other service sectors which used to be subject to business tax. The VAT rates applicable to the subsidiaries and consolidated variable interest entities of the Group ranged from 3% to 6% as compared to the 3%~5% business tax rate which was applicable prior to the reform.

As of December 31, 2015 and 2016, the payable balances for VAT were RMB 30,590 and RMB 31,314, respectively.

b.	Business tax

In PRC, business taxes are imposed by the government on the revenues arising from the provision of taxable services including but not limited to education, the transfer of intangible assets and the sale of immovable properties in PRC. The business tax rate varies depending on the nature of the revenues. Other than revenues generated from degree oriented educational activities provided by private schools that are accredited to issue diplomas or degree certificates recognized by the Ministry of Education of the PRC which are exempted from business tax, the applicable business tax rate for the Group’s revenues generally ranges from 3% to 5%. Business tax and related surcharges are deducted from revenues before arriving at net revenues.

From May 2016, as the final part of the VAT reform, VAT replaced business tax in all industries, on a nationwide basis. The VAT rates applicable to the subsidiaries and consolidated variable interest entities of the Group ranged from 3% to 6% as compared to the 3%~5% business tax rate which was applicable prior to the reform.

As of December 31, 2015 and 2016, the payable balances for business tax were RMB 27,168 and RMB 24,106, respectively.

c.	Income taxes

Cayman Islands

Under the current laws of Cayman Islands, the Company and its subsidiaries incorporated in the Cayman Islands are not subject to tax on income or capital gains. In addition, upon payment of dividends by the Company to its shareholders, no Cayman Islands withholding tax will be imposed.

British Virgin Islands

The Company’s subsidiaries incorporated in the BVI are not subject to taxation.

Hong Kong

Entities incorporated in Hong Kong are subject to Hong Kong profit tax at a rate of 16.5%.

PRC

Significant components of the provision for income taxes on earnings for the years ended December 31, 2014, 2015 and 2016 are as follows:

	Years ended December 31,
	2014	2015	2016
	RMB	RMB	RMB
Current:
PRC	13,537	8,562	4,881
Deferred:
PRC	(12,402)	(127,525)	1,030
Provision for income tax expenses (benefits)	1,135	(118,963)	5,911

Corporate entities

The PRC Corporate Income Tax (“CIT”) is calculated based on the taxable income determined under the applicable CIT Law and its implementation rules, which became effective on January 1, 2008. CIT Law imposes a unified income tax rate of  25% for all resident enterprises in China, including both domestic and foreign invested enterprises.

CIT Law also imposes a withholding income tax of 10% on dividends distributed by a foreign invested enterprise, or FIE to its immediate holding company outside of PRC. A lower withholding income tax rate of 5% is applied if the FIE’s immediate holding company is registered in Hong Kong or other jurisdiction that have a tax treaty or arrangement with PRC and the FIE’s immediate holding company satisfies the criteria of beneficial owner as set out in Circular Guoshuihan [2009] No. 601. Such withholding income tax was exempted under the previous income tax laws and rules. On February 22, 2008, the Ministry of Finance (“MOF”) and the State Administration of Taxation (“SAT”) jointly issued a circular which stated that FIEs that generate earnings in or after 2008 and distribute those earnings to foreign investors should pay the withholding tax. As stipulated in the CIT Law, if the earnings of a tax resident enterprise are distributed to another tax resident enterprise, the withholding tax can be exempted. According to CIT Law and CIT Implementing Regulations, a tax resident enterprise is an entity incorporated in the PRC, or incorporated outside the PRC but its “place of effective management” is in the PRC. The Company assessed and concluded that it does not satisfy the definition of a tax resident enterprise. The Company has further determined that its FIEs in PRC will not declare any dividend should the withholding tax on dividends be applied. Accordingly, the Company did not record any withholding tax on the retained earnings of its FIEs in PRC for the years ended December 31, 2014, 2015 and 2016.

Ambow Online was recognized as a “Software Enterprise” and a “High and New Technology Enterprises”, and was exempted from income tax on its profits for 2008 and 2009, and is subject to a 50% reduction in income tax rate from 2010 to 2012. Applicable tax rate for Ambow Online is 12.5% from 2010 to 2012. As a High and New Technology Enterprise, Ambow Online is eligible to enjoy a preferential tax rate of 15% since 2013, but such preferential tax treatment is subject to the tax authority’s annual inspection. The “High and New Technology Enterprises” certificate of Ambow Online has been expired in 2014, and the Company has no intention to renew the certificate, Ambow Online was subject to an income tax rate of 25% since 2014. In August 2014, the in charge tax bureau of Ambow Online issued Circular Haiguoshuibatong[2014]08004, canceling the preferential tax treatment of Ambow Online and wanted to claw back the income tax in 2011 in the amount of RMB 7,278 and the corresponding late payment interest in the amount of RMB 3,435 as of December 2014. In November 2014, Ambow Online filed an administrative lawsuit to Beijing Haidian District Court, with the Eighth Tax Office of National Tax Bureau in Beijing Haidian District as the defendant. The claim was to revoke the tax notice. On March 13, 2015, the court ruled that the lawsuit was rejected. If the plaintiff refuses to accept the ruling, appeal can be filed within 10 days of the receipt of the ruling. On March 20, 2015, the Company has filed an appeal on Beijing First Intermediate People's Court. In June 2015, the Court ruled that the lawsuit was rejected. Late payment interests of RMB 1,328 and RMB 1,332 has been recognized for the loss contingency as of December 31, 2015 and 2016 respectively.

Private schools and colleges

The Group’s companies providing education services are taxed as corporate enterprises as referred to above. Private schools or colleges operated for reasonable returns are subject to income taxes at 25% after January 1, 2008 but are sometimes subject to deemed rates of income tax to be determined by the relevant tax authorities. In certain cities, schools that were registered as requiring reasonable returns were subject to income tax of 1.5% to 2.5% on gross revenue.

CIT Law includes specific criteria that need to be met by an entity to qualify as a not-for-profit organization in order to be exempted from corporate income tax. In January 2014, the MOF and SAT jointly issued the “Circular on Management Issues Concerning Not-for-Profit Organizations’ Eligibility for Tax Exemption” in Circular Caishui [2014] No. 13. This circular set out further clarification of the requirements for not-for-profit organizations, and stipulated that only not-for-profit organizations certified jointly by finance and taxation authorities are entitled to tax exemption, and the circular shall be implemented as of January 1, 2013. However, as of December 31, 2016, the detailed implementation guidance has not been provided to local tax authorities on how to apply these changes to schools and colleges. The Group has recognized income tax payable for the above unrecognized tax benefits because the obligation was considered probable. Please see Note 18(d) for the movement of uncertain tax position.

The principal components of the Group’s deferred tax assets and liabilities were as follows:

	As of December 31
	2015	2016
	RMB	RMB
Deferred tax asset
Accrued expense	8,191	7,002
Allowance for doubtful accounts	73,475	73,907
Tax loss carried forward	436,586	445,263
Deferred advertising expense	13,579	11,519
Impairment of long-lived tangible assets	27,046	24,600
Others	5,384	4,273
	564,261	566,564
Valuation allowance	(530,358)	(536,838)
Deferred tax asset, net	33,903	29,726

Deferred tax liabilities
- Unrecognized valuation surplus and deficit -acquisition	77,825	77,825
- Unrecognized valuation surplus and deficit — Decrease due to amortization and impairment	(53,644)	(55,605)
- Unrealized profit of short-term investments	521	952
- Unrealized profit of foreign exchange transaction	1,019	-
Total deferred tax liabilities	25,721	23,172

The following represents the amounts and expiration dates of operating loss carried forwards for tax purpose:

Amount
RMB
2017	560,016
2018	340,224
2019	120,788
2020	96,696
2021 and thereafter	663,329
Total	1,781,053

The following represents a roll-forward of the valuation allowance for each of the years:

	As of December 31,
	2014	2015	2016
	RMB	RMB	RMB
Balance at beginning of the year	444,946	539,704	530,358
Allowance made during the year	128,002	30,873	6,480
Allowance resulting from the reconsolidation of previously deconsolidated entities	-	1,352	-
Reversals	(33,244)	(41,571)	-
Balance at end of the year	539,704	530,358	536,838

Reconciliation between total income tax expense and the amount computed by applying the weighted average statutory income tax rate to income before income taxes is as follows:

	Years ended December 31,
	2014	2015	2016
	%	%	%
Weighted average statuary tax rate	25%	25%	25%
Tax effect of non-deductible expenses	(1)%	0%	(1)%
Tax effect of non-taxable income	0%	0%	1%
Tax effect of tax-exempt entities	(12)%	(9)%	(10)%
Tax effect of deemed profit	0%	0%	(1)%
Tax effect of disposed entity	0%	13%	0%
Tax penalty	(1)%	0%	(4)%
Changes in valuation allowance	(13)%	2%	(29)%
Effective tax rate	(2)%	31%	(19)%

d.	Uncertain tax positions

A reconciliation of the beginning and ending amount of liabilities associated with uncertain tax positions is as follows:

	As of December 31,
	2014	2015	2016
	RMB	RMB	RMB
Unrecognized tax benefits, beginning of year	14,930	15,011	23,648
Increases related to current tax positions	565	4,948	1,675
Addition from the consolidation of previously deconsolidated subsidiaries	-	3,689	-
Decrease due to deconsolidation	(484)	-	-
Unrecognized tax benefits, end of year	15,011	23,648	25,323

The amounts of unrecognized tax benefits listed above are based on the recognition and measurement criteria of ASC Topic 740. However, due to the uncertain and complex application of tax regulations, it is possible that the ultimate resolution of uncertain tax positions may result in liabilities which could be materially different from these estimates. In such an event, the Group will record additional tax expense or tax benefit in the period in which such resolution occurs. For the years ended December 31, 2014, 2015 and 2016, there are RMB 565, RMB 4,948 and RMB 1,675 unrecognized tax benefits that if recognized would affect the annual effective tax rate. The Group does not expect that the position of unrecognized tax benefits will significantly increase or decrease within 12 months of December 31, 2016.

In accordance with PRC Tax Administration Law on the Levying and Collection of Taxes, the PRC tax authorities generally have up to five years to claw back underpaid tax plus penalties and interest for PRC entities’ tax filings. In the case of tax evasion, which is not clearly defined in the law, there is no limitation on the tax years open for investigation. Accordingly, the PRC entities remain subject to examination by the tax authorities based on the above.